Financial Instruments	6 Months Ended
Jun. 30, 2019
Financial Instruments [Abstract]
FINANCIAL INSTRUMENTS

Note 4 - FINANCIAL INSTRUMENTS

The Company’s financial liabilities are measured at fair value with corresponding changes in fair value recognized in the consolidated statements of comprehensive loss as the obligation for warrants and anti-dilution provisions therein are considered to be financial derivatives.

The following table presents the Company’s financial liabilities measured at fair value, net of unrecognized day-one losses:

	June 30,	December 31,
	2019	2018
	U.S. dollars in thousands
Fair value of warrants	1,145	1,263
Unrecognized day one loss	(572)	(614)
Warrants, net	573	649

Anti-dilution derivatives	327	97